Stockholders' Equity (Narrative) (Details)	0 Months Ended			1 Months Ended																	12 Months Ended				36 Months Ended
	Feb. 21, 2012	May 20, 2008 USD ($)	Jul. 17, 2006 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2013 ILS	Nov. 30, 2012 USD ($)	Nov. 30, 2012 ILS	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Feb. 29, 2012 USD ($)	Feb. 29, 2012 ILS	Mar. 31, 2011 USD ($)	Feb. 28, 2011 USD ($)	Feb. 28, 2011 ILS	Apr. 30, 2010 USD ($)	Apr. 30, 2010 ILS	Feb. 28, 2010 USD ($)	Nov. 30, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2008 USD ($)
Stockholders' Equity [Abstract]
Amount authorized for repurchase of ordinary shares		$ 30,000,000	$ 10,000,000
Authorized increase for repurchase of ordinary shares		10,000,000
Treasury stock acquired																									2,507,314
Treasury stock acquired, value																									27,100,000
Percentage of outstanding stock in treasury stock																						10.70%	10.70%	10.70%
Dividend rate as a percentage of net income																				25.00%
Dividend rate as a percentage of net profits	50.00%
Dividend paid				$ 7,000,000	25,400,000	$ 2,600,000	9,700,000	$ 5,200,000	20,000,000	$ 2,500,000	9,700,000	$ 25,800,000	96,000,000		$ 21,800,000	78,800,000	$ 31,600,000	117,200,000			$ 33,308,000	$ 21,782,000	$ 31,620,000
Dividend paid per share				$ 0.33		$ 0.12		$ 0.24		$ 0.12		$ 1.23		$ 1.00					$ 1.5